COMMON STOCK, STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Common Stock Stock Options And Warrants Tables
Schedule of fair value stock option grants

	Year Ended September 30, 2016	Year Ended September 30, 2015	Nine Months Ended September 30, 2014

Risk-free interest rate	0.95-1.40%	1.37-1.52%	1.83%
Expected dividend yield	0%	0%	0%
Expected term	4.75 - 9 years	2.5 - 6 years	5 - 6 years
Forfeiture rate	0%	0%	0%
Expected volatility	57-74%	53-58%	54%

Schedule of stock option activity

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2016	582,185	$8.11	8.59 years	$1,355,924
Granted	8,666	10.05
Exercised	—	—
Forfeited or expired	—	—
Outstanding at March 31, 2017	590,851	$8.14	8.12 years	$436,911
Exercisable at March 31, 2017	376,489	$6.49	7.66 years	427,036

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at January 1, 2014	-	$-
Granted	220,000	6.75
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2014	220,000	6.75	9.96 years	$495,000
Granted	40,000	9.00
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2015	260,000	7.10	8.94 years	$297,000
Granted	244,933	11.41
Assumed in acquisition	77,252	1.08
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2016	582,185	$8.11	8.59 years	$1,355,924
Exercisable at September 30, 2016	342,444	$6.74	8.14 years	$1,059,615

Schedule of Warrants

	Exercise price	Number		Expiration Dates
Investor Warrants	$9.00	226,671		September 12, 2019
Placement Agent Unit Warrants	9.00	45,334		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	9.00	45,334		September 12, 2019
Placement Agent Share Warrants	9.00	66,667		September 12, 2019
Investor Warrants	9.00	143,025		March 19, 2020 – June 26, 2020
Investor Warrants	9.00	59,444		July 2, 2020 – September 14, 2020
Investor Warrants	9.00	38,889		November 5, 2020 – November 20, 2020
Investor Warrants	9.00	142,222		January 7, 2021 – March 21, 2021
Investor Warrants	9.00	126,667	(1)	April 15, 2021 – April 25, 2021
LMB Warrants	6.15	90,151		June 12, 2019 - March 2, 2021
LMB Warrants	9.90	8,155		September 30, 2019 - January 8, 2020
LMB Warrants	20.70	17,721		November 3, 2019 - March 6, 2020
LMB Warrants	7.50	73,883		August 18, 2020 – March 14, 2021
LMB Warrants	13.65	53,110		March 24, 2022 – April 29, 2022
Financial Advisor Warrants	3.00	66,667		August 15, 2021
2016 Offering Warrants	8.25	128,017		November 23, 2021 - February 27, 2022
2016 Offering Placement Agent Warrants	8.25	12,802		November 23, 2021 - February 27, 2022
		1,344,759

	Exercise price	Number		Expiration Dates

Investor Warrants	$9.00	226,671		September 12, 2019
Placement Agent Unit Warrants	9.00	45,334		September 12, 2019
Warrants underlying Placement Agent Unit Warrants	9.00	45,334		September 12, 2019
Placement Agent Share Warrants	9.00	66,667		September 12, 2019
Investor Warrants	9.00	143,025		March 19, 2020 - June 26, 2020
Investor Warrants	9.00	59,444		July 2, 2020 - September 14,2020
Investor Warrants	9.00	38,889	(1)	November 5, 2020 - November 20, 2020
Investor Warrants	9.00	142,222	(1)	January 7, 2021 - March 21, 2021
Investor Warrants	9.00	126,667	(1)	April 15, 2021 - April 25, 2021
LMB Warrants	6.15	90,151		June 12, 2019 - March 2, 2021
LMB Warrants	9.90	8,155		September 30, 2019 - January 8, 2020
LMB Warrants	20.70	17,721		November 3, 2019 - March 6, 2020
LMB Warrants	7.50	73,883		August 18, 2020 - March 14, 2021
LMB Warrants	13.65	53,110		March 24, 2022 - April 29, 2022
Financial Advisor Warrants	3.00	66,667		August 15, 2021
		1,203,940